Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Number of Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2016		$ 250	$ 89,407	$ 222	$ (79,363)	$ 513	$ 11,029
Balance, shares at Dec. 31, 2016	[1]	21,246,502
Share-based compensation to employees			559				559
Share-based compensation to employees, shares	[1]
Exercise of warrants		$ 36	2,105				2,141
Exercise of warrants, shares	[1]	4,218,121
Conversion of convertible loan to Ordinary shares		$ 11	3,164				3,175
Conversion of convertible loan to Ordinary shares, shares	[1]	1,322,917
Issuance of shares, net of issuance costs		$ 38	9,688				9,726
Issuance of shares, net of issuance costs, shares	[1]	4,604,500
Net income (loss)					2,239	103	2,342
Other comprehensive loss/income				170		43	213
Balance at Dec. 31, 2017		$ 335	104,923	392	(77,124)	659	29,185
Balance, shares at Dec. 31, 2017	[1]	31,392,040
Share-based compensation to employees			898				898
Share-based compensation to employees, shares	[1]
Exercise of warrants		$ 13	787				800
Exercise of warrants, shares	[1]	1,454,546
Issuance of shares, net of issuance costs		$ 37	12,215				12,252
Issuance of shares, net of issuance costs, shares	[1]	4,545,454
Exercise of Option		$ 1	(1)
Exercise of Option, shares	[1]	124,851
Transaction with non-controlling interest			(254)			(546)	(800)
Net income (loss)					163	(386)	(223)
Other comprehensive loss/income				(172)		(79)	(251)
Balance at Dec. 31, 2018		$ 386	118,568	220	(76,961)	(352)	41,861
Balance, shares at Dec. 31, 2018	[1]	37,516,891
Share-based compensation to employees			1,148				1,148
Share-based compensation to employees, shares	[1]
Issuance of shares, net of issuance costs		$ 4	1,496				1,500
Issuance of shares, net of issuance costs, shares	[1]	545,455
Exercise of Option		$ 4					4
Exercise of Option, shares	[1]	394,347
Transaction with non-controlling interest				(1,195)		661	(534)
Net income (loss)					(2,030)	(309)	(2,339)
Other				(220)			(220)
Balance at Dec. 31, 2019		$ 394	$ 121,212	$ (1,195)	$ (78,991)		$ 41,420
Balance, shares at Dec. 31, 2019	[1]	38,456,693

[1]	See Note 10a.